Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Based Compensation (Textuals)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	10,000,000
Number of Shares Remaining Available for Issuance Under the AEP Long-Term Incentive Plan	7,667,992
Reduction in Aggregate Common Shares Authorized Per Share Issued Pursuant to Stock Options or Stock Appreciation Rights	0.286
Performance Units and AEP Career Shares Reinvested Dividends Portion For [Member]
Performance Units
Awarded Units	66,400	80,200	74,600
Weighted Average Grant Date Fair Value, Granted	$ 88.73	$ 70.58	$ 72.35
Vesting Period	(b)	(b)	(b)
Restricted Stock Units Including Units Awarded for Dividends
Weighted Average Grant Date Fair Value	$ 88.73	$ 70.58	$ 72.35
Status of Nonvested Restricted Shares and Restricted Stock Units
Weighted Average Grant Date Fair Value, Granted	88.73	70.58	72.35
Stock Unit Accumulation Plan for Non-employee Directors
Weighted Average Grant Date Fair Value	$ 88.73	$ 70.58	$ 72.35
Stock Based Compensation [Member]
Compensation Cost and Actual Tax Benefit Realized for the Tax Deductions from Compensation Cost for Share-based Payment Arrangements
Compensation Cost for Share-based Payment Arrangements	$ 57.9	$ 53.2	$ 79.5
Actual Tax Benefit Realized	8.4	7.7	18.9
Total Compensation Cost Capitalized	20.0	$ 19.7	$ 26.4
Stock Based Compensation (Textuals)
Total Unrecognized Compensation Cost Related to Unvested Share-based Compensation Arrangements Granted	$ 73.0
Weighted-average Period of Unrecognized Compensation Costs (in years)	1.43 years
Stock Unit Accumulation Plan for Non Employee Directors [Member]
Performance Units
Weighted Average Grant Date Fair Value, Granted	$ 89.13	$ 70.41	$ 70.79
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units	10,000.0	11,400	14,800
Weighted Average Grant Date Fair Value	$ 89.13	$ 70.41	$ 70.79
Status of Nonvested Restricted Shares and Restricted Stock Units
Shares/Units, Granted	10,000.0	11,400	14,800
Weighted Average Grant Date Fair Value, Granted	$ 89.13	$ 70.41	$ 70.79
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units	10,000.0	11,400	14,800
Weighted Average Grant Date Fair Value	$ 89.13	$ 70.41	$ 70.79
Stock Based Compensation (Textuals)
Shares/Units, Granted	10,000.0	11,400	14,800
Number of Years After Termination of Board Service Participant Can Elect to Have Stock Units Paid in Cash	10 years
Restricted Stock Units (RSUs) [Member]
Performance Units
Weighted Average Grant Date Fair Value, Granted	$ 81.57	$ 67.96	$ 65.26
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units	304,800	260,000.0	255,800
Weighted Average Grant Date Fair Value	$ 81.57	$ 67.96	$ 65.26
Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested
Fair Value of Restricted Shares and Restricted Stock Units Vested	$ 16.3	$ 16.6	$ 16.1
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested	$ 21.6	$ 19.2	$ 20.0
Status of Nonvested Restricted Shares and Restricted Stock Units
Nonvested, Shares/Units, Beginning Balance	489,100
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period	$ 66.01
Shares/Units, Granted	304,800	260,000.0	255,800
Weighted Average Grant Date Fair Value, Granted	$ 81.57	$ 67.96	$ 65.26
Shares/Units, Vested	(253,700)
Weighted Average Grant Date Fair Value, Vested	$ 64.44
Shares/Units, Forfeited	(23,300)
Weighted Average Grant Date Fair Value, Shares/Units, Forfeited	$ 70.27
Nonvested, Shares/Units, Ending Balance	516,900	489,100
Nonvested, Weighted Average Grant Date Fair Value, End of Period	$ 75.55	$ 66.01
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units	304,800	260,000.0	255,800
Weighted Average Grant Date Fair Value	$ 81.57	$ 67.96	$ 65.26
Stock Based Compensation (Textuals)
Maximum Contractual Term of Outstanding Restricted Stock Units (in months)	40 months
Shares/Units, Granted	304,800	260,000.0	255,800
Total Aggregate Intrinsic Value of Nonvested Shares	$ 49.0
Weighted Average Remaining Contractual Life of Nonvested Shares (in years)	1.79 years
Performance Units [Member]
Performance Units
Awarded Units	535,000.0	581,400	590,700
Weighted Average Grant Date Fair Value, Granted	$ 83.21	$ 67.21	$ 69.78
Vesting Period (in years)	3 years	3 years	3 years
Certified Performance Scores and Units Earned
Certified Performance Score	132.70%	136.70%	164.80%
Performance Units Earned	792,897	820,780	956,055
Performance Units Manditorily Deferred as AEP Career Shares	10,063	11,248	20,213
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program	49,392	56,826	47,177
Share Based Compensation Performance Units to be Settled in Shares	733,442
Performance Units to be Paid in Cash		752,706	888,665
Cash Payouts
Cash Payouts for Performance Units	$ 58.3	$ 66.9	$ 64.9
Restricted Stock Units Including Units Awarded for Dividends
Weighted Average Grant Date Fair Value	$ 83.21	$ 67.21	$ 69.78
Status of Nonvested Restricted Shares and Restricted Stock Units
Weighted Average Grant Date Fair Value, Granted	83.21	67.21	69.78
Stock Unit Accumulation Plan for Non-employee Directors
Weighted Average Grant Date Fair Value	$ 83.21	$ 67.21	$ 69.78
Stock Based Compensation (Textuals)
Performance Score by HR Committee, Lower Range	0.00%
Performance Score by HR Committee, Higher Range	200.00%
Equity Payouts For Career Share Distributions	$ 6.6	$ 5.1	$ 0.4
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	2 years 10 months 13 days	2 years 10 months 13 days	2 years 10 months 9 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	14.83%	14.77%	15.65%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	25.57%	26.72%	27.19%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.49%	2.34%	1.44%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	17.39%	17.90%	19.07%
Performance Units and Reinvested Dividends [Member]
Share Based Compensation Performance Units Converted to Shares	733,000
Performance Units
Weighted Average Grant Date Fair Value, Granted	$ 80.30
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units	582,500
Weighted Average Grant Date Fair Value	$ 80.30
Status of Nonvested Restricted Shares and Restricted Stock Units
Nonvested, Shares/Units, Beginning Balance	1,171,300
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period	$ 66.01
Shares/Units, Granted	582,500
Weighted Average Grant Date Fair Value, Granted	$ 80.30
Shares/Units, Vested	(597,500)
Weighted Average Grant Date Fair Value, Vested	$ 65.42
Shares/Units, Forfeited	(42,900)
Weighted Average Grant Date Fair Value, Shares/Units, Forfeited	$ 70.32
Nonvested, Shares/Units, Ending Balance	1,113,400	1,171,300
Nonvested, Weighted Average Grant Date Fair Value, End of Period	$ 73.64	$ 66.01
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units	582,500
Weighted Average Grant Date Fair Value	$ 80.30
Stock Based Compensation (Textuals)
Shares/Units, Granted	582,500